Subsequent Events (Amendment and Restatement of the Operating Partnership Agreement) (Details) (Subsequent Event [Member], Class B Contingent Units [Member], USD $)	0 Months Ended	12 Months Ended
	Feb. 08, 2013	Dec. 31, 2016 Scenario, Forecast [Member]	Dec. 31, 2015 Scenario, Forecast [Member]	Dec. 31, 2014 Scenario, Forecast [Member]
Subsequent Event [Line Items]
Number of units issued for each outstanding unit	1
Distribution amount	$ 0.375	$ 1.25	$ 0.75	$ 0.375